OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
OPERATING SEGMENTS [Text Block]
NOTE 7:-	OPERATING SEGMENTS

a.
Reporting operating segments:

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker ("CODM"), who is responsible for allocating resources and assessing performance of the operating segments. The Company's Chief Executive Officer is the CODM. The Company has determined that it operates in two operating segments (after the reclassification of the operating activities of the Trichome Group in Canada as discontinued operations).

Six months ended June 30, 2023:

	Israel	Germany	Adjustments	Total

Revenue	$23,109	$2,627	$-	$25,736

Segment loss	$(1,842)	$(767)	$-	$(2,609)

Unallocated corporate expenses	$-	$-	$(2,759)	$(2,759)

Total operating loss	$(1,842)	$(767)	$(2,759)	$(5,368)

Income (loss) before tax	$(4,200)	$(1,096)	$549	$(4,747)

Depreciation, amortization and impairment	$1,509	$78	$-	$1,587

Six months ended June 30, 2022:

	Israel	Germany	Adjustments	Total

Revenue	$24,206	$1,498	$-	$25,704

Segment loss	$(10,143)	$(2,009)	$-	$(12,152)

Unallocated corporate expenses	$-	$-	$(2,332)	$(2,332)

Total operating loss	$(10,143)	$(2,009)	$(2,332)	$(14,484)

Income (loss) before tax	$(13,342)	$(2,266)	$3,593	$(12,015)

Depreciation, amortization and impairment	$1,232	$83	$-	$1,315

Three months ended June 30, 2023:

	Israel	Germany	Adjustments	Total

Revenue	$11,672	$1,535	$-	$13,207

Segment loss	$(224)	$(210)	$-	$(434)

Unallocated corporate expenses	$-	$-	$(1,318)	$(1,318)

Total operating loss	$(224)	$(210)	$(1,318)	$(1,752)

Income (loss) before tax	$(2,123)	$(374)	$(1,369)	$(3,866)

Depreciation, amortization and impairment	$729	$49	$-	$778

Three months ended June 30, 2022:

	Israel	Germany	Adjustments	Total

Revenue	$11,803	$900	$-	$12,703

Segment loss	$(3,522)	$(981)	$-	$(4,503)

Unallocated corporate expenses	$-	$-	$(1,121)	$(1,121)

Total operating loss	$(3,522)	$(981)	$(1,121)	$(5,624)

Income (loss) before tax	$(5,620)	$(1,109)	$2,021	$(4,708)

Depreciation, amortization and impairment	$825	$21	$-	$846